RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS

14.

RELATED PARTY TRANSACTIONS

Related Party Option Grants

In January 2013, the Company granted five-year options to purchase 5,250,000 shares of common stock with an exercise price of $0.38 per share to its former Chief Executive Officer. These options were forfeited when he resigned on March 12, 2013.

On April 26, 2013, the Company granted five-year options to purchase 6,300,000 shares of common stock with an exercise price of $0.34 per share to its Chief Executive Officer and Chief Technology Officer. The fair value of the options amounted to $844,507, calculated using the BSM method. One third of the options vested April 26, 2013 and the remaining two-thirds vest in equal increments on January 1, 2014 and 2015.

In January 2013, the Company granted five-year options to purchase 4,200,000 shares of common stock with exercise prices between $0.38 and $0.35 per share to two directors who also serve as consultants.  (See Note 13)

Related Party Consulting Agreements

In January 2013, the Company entered into a one year consulting agreement with one of the Company's board members. As of September 30, 2013 the Company has paid $198,929 pursuant to the consulting agreement.

In January 2013, the Company entered into a three year consulting agreement that may be terminated with 30 days' notice with one of the Company's board members. As of September 30, 2013 the Company has paid $188,888 pursuant to the consulting agreement.

Related Party Equipment Sales

In July 2013, FNES purchased one Ozonix® EF80 unit from the Company, pursuant to which FNES paid the Company $500,000 and agreed to pay 36 monthly payments of approximately $52,778 beginning in August 2013. At this date, FNES owes the Company approximately $1.7 million relating to this arrangement.

Related Party Service Fee

The Company has been receiving a service fee for its continued accounting, executive, administrative and other miscellaneous services to FNES. FNES has agreed to pay the $56,360 a month for the Company's services and will continue to do so in a transitional phase. Once this transitional phase is complete and FNES has taken over all functions listed above, FNES will no longer pay $56,360 as a service fee to the Company. All costs relating to the services fee are offset against various expense accounts on the statement of operations. The Company had an accounts receivable balance at September 30, 2013 of $56,360 relating to September 2013 services performed for FNES.

Related Party Accounts Receivable

At September 30, 2013, the Company had an accounts receivable balance of approximately $1.8 million due from FNES.  The $1.8 million accounts receivable balance consisted of a $56,360 service fee, $49,919 in aftermarket parts and the $1.7 million  remaining balance FNES owes on the Ozonix® EF80 unit purchased in July 2013.

21.

RELATED PARTY TRANSACTIONS

See Note 9 for discussion of related party notes payable.

In January 2012, the Company granted five-year options to purchase 1,060,000 shares of common stock to certain employees at an exercise price of $0.44 per share. 910,000 of these grants were made to related parties.

In July 2012, the Company issued 188,280 shares of common stock to the Chief Operating Officer in exchange for options to purchase 285,667 shares of common stock in connection with the cashless exercise of options with an exercise price of $0.15 per share and based on a market value of the Company's common stock of $0.44 per share.

During the year ended December 31, 2010, the Company's former Chairman and CEO converted an original issue discount convertible note in the amount of $111,111 into common stock. In addition, the former Chairman and CEO was issued 1,667,049 shares of common stock in connection with the cashless exercise of 1,935,000 warrants with exercise prices of between $0.15 and $0.25 per share, based upon the quoted market price of the Company's common stock, $1.17 per share.

During the year ended December 31, 2010, the former executive converted an original issue discount convertible note with a principal amount of $111,111 into common stock. Further, the former executive exercised options to purchase 35,776 shares of common stock with an exercise price of $0.41 per share in exchange for the investor's remaining unpaid salary. In addition, the former executive was issued 589,008 shares of common stock in connection with the cashless exercise of 700,000 warrants with exercise prices of between $0.15 and $0.25 per share, based upon the quoted market price of the Company's common stock, $1.16 per share.

In 2010, a Director converted a convertible note in the amount of $50,000 and an original issue discount convertible note in the amount of $200,000 into common stock. In addition, the Director was (i) issued 245,625 shares of common stock in connection with the cashless exercise of 330,000 warrants with exercise prices between $0.15 and $0.25 per share, based upon the quoted market price of the Company's common stock, $0.80 per share (ii) was issued 52,105 shares of common stock in connection with the exercise of options with an exercise price of $0.48 per share with the Company receiving proceeds of $25,010.